DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of short-term borrowings
Short-Term Borrowings

	2016		2015
In millions of dollars	Balance	Weighted average coupon	Balance	Weighted average coupon
Commercial paper	$9,989	0.79%	$9,995	0.22%
Other borrowings(1)	20,712	1.39	11,084	1.5
Total	$30,701		$21,079

(1)
Includes borrowings from the Federal Home Loan Banks and other market participants. At December 31, 2016, collateralized short-term advances from the Federal Home Loan Banks were $12.0 billion. At December 31, 2015, no amounts were outstanding.

Schedule of long-term debt
Long-Term Debt

			Balances at December 31,
In millions of dollars	Weighted average coupon	Maturities	2016	2015
Citigroup Inc.(1)
Senior debt	4.00%	2017-2098	$118,881	$113,569
Subordinated debt(2)	4.48	2017-2046	26,758	26,875
Trust preferred securities	6.90	2036-2067	1,694	1,713
Bank(3)
Senior debt	1.88	2017-2038	49,454	55,131
Broker-dealer(4)
Senior debt	2.08	2017-2047	9,387	3,968
Subordinated debt(2)	0.95	2033-2037	4	19
Total	3.49%		$206,178	$201,275
Senior debt			$177,722	$172,668
Subordinated debt(2)			26,762	26,894
Trust preferred securities			1,694	1,713
Total			$206,178	$201,275

(1)	Parent holding company, Citigroup Inc.

(2)	Includes notes that are subordinated within certain countries, regions or subsidiaries.

(3)
Represents Citibank entities as well as other bank entities. At December 31, 2016 and December 31, 2015, collateralized long-term advances from the Federal Home Loan Banks were $21.6 billion and $17.8 billion, respectively.

(4)	Represents broker-dealer subsidiaries that are consolidated into Citigroup Inc., the parent holding company.

Aggregate annual maturities of long-term debt obligations
Aggregate annual maturities of long-term debt obligations (based on final maturity dates) including trust preferred securities are as follows:

In millions of dollars	2017	2018	2019	2020	2021	Thereafter	Total
Bank	$15,046	$24,128	$4,865	$445	$3,903	$1,067	$49,454
Broker-dealer	2,637	1,388	283	1,103	168	3,812	9,391
Citigroup Inc.	18,442	20,573	16,865	8,627	15,060	67,766	147,333
Total	$36,125	$46,089	$22,013	$10,175	$19,131	$72,645	$206,178

Summary of outstanding trust preferred securities
The following table summarizes the Company’s outstanding trust preferred securities at December 31, 2016:

						Junior subordinated debentures owned by trust
Trust	Issuance date	Securities issued	Liquidation value(1)	Coupon rate(2)	Common shares issued to parent	Amount	Maturity	Redeemable by issuer beginning
In millions of dollars, except share amounts
Citigroup Capital III	Dec. 1996	194,053	$194	7.625%	6,003	$200	Dec. 1, 2036	Not redeemable
Citigroup Capital XIII	Sept. 2010	89,840,000	2,246	3 mo LIBOR + 637 bps	1,000	2,246	Oct. 30, 2040	Oct. 30, 2015
Citigroup Capital XVIII	June 2007	99,901	123	6.829	50	124	June 28, 2067	June 28, 2017
Total obligated			$2,563			$2,570

Note: Distributions on the trust preferred securities and interest on the subordinated debentures are payable semi-annually for Citigroup Capital III and Citigroup Capital XVIII and quarterly for Citigroup Capital XIII.

(1)	Represents the notional value received by investors from the trusts at the time of issuance.

(2)	In each case, the coupon rate on the subordinated debentures is the same as that on the trust preferred securities.